Critical accounting judgements and key sources of estimation uncertainty (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Provision recognised for uncertain tax positions	£ 159	£ 150	£ 124